Summary of Significant Accounting Policies - Leases (Details) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cumulative adjustment to opening accumulated losses upon adoption			$ (671,000)	$ (1,083,000)
Recognized right-of-use assets	$ 5,747,000	$ 5,516,000
Weighted average incremental borrowing rate	3.97%	4.10%
Reconciliation of operating lease commitments and lease liabilities recognized
Operating lease commitments	$ 8,835,000		8,835,000
Less: Leases not commenced	(3,676,000)
Less: Short-term leases	(5,000)
Add: Adjustment as a result of the treatment for a termination option	1,409,000
Less: Discount under the lessees' incremental borrowing rate	(206,000)
Total lease liabilities	6,357,000	$ 6,265,000
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Not later than 1 year			3,026,000
Between 1 to 2 years			2,735,000
Between 2 to 3 years			1,056,000
Between 3 to 4 years			882,000
Between 4 to 5 years			810,000
Later than 5 years			326,000
Total minimum lease payments	$ 8,835,000		8,835,000
Practical expedients package	true
Practical expedients, use of hindsight	true
Operating lease rentals		3,759,000	2,285,000
Sub-lease rentals		254,000	$ 274,000
Offices
Recognized right-of-use assets	$ 4,877,000	5,281,000
Factories
Recognized right-of-use assets	383,000	112,000
Others
Recognized right-of-use assets	487,000	123,000
Hong Kong | Offices
Recognized right-of-use assets		$ 900,000
Future aggregate minimum payments under non-cancellable operating leases under ASC 840
Advance notice period for lease termination option (in months)		3 months	3 months
Accumulated Losses
Cumulative adjustment to opening accumulated losses upon adoption			$ (655,000)	$ (1,080,000)
ASC 842 | Accumulated Losses
Cumulative adjustment to opening accumulated losses upon adoption	$ 700,000